Commitments, liabilities and contingencies - Summary of Contingent Liabilities (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)
Contingent liabilities on account of liquidated damages
Disclosure of contingent liabilities [line items]
Contingent liability	₨ 484	$ 5	₨ 484
Contingent liabilities on account of transmission penalties
Disclosure of contingent liabilities [line items]
Contingent liability	1,289	14	1,289
Income tax disallowances / demands under litigation
Disclosure of contingent liabilities [line items]
Contingent liability	252	3	257
Others
Disclosure of contingent liabilities [line items]
Contingent liability	₨ 3,872	$ 41	₨ 2,983